GSMBS 2024-RPL2 - ABS15G

Exhibit 99(1)(s)(5)

Unique ID	gs_loan_number	Borrower Last Name	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	State	Origination Date	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	Fitch Compliance Grade	DBRS Compliance Grade
147310875	XXX	XXX	2	2	[2] Combined Orig LTV >100%		1					XXXX	3/XX/2008	Purchase	Owner Occ	XXXX	XXXX	XXXX	A	A
147310885	XXX	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] APR Tolerance UnderDisclosed 0.125 [2] Initial GFE Missing [2] Initial TIL Missing	APR under disclosed by XXXX which exceeds the .125 tolerance.			XXXX	6/XX/1993	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310880	XXX	XXX	2	1	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Mortgage Consumer Disclosure
[2]   Missing Initial Application
[2]   State - Missing Commitment Letter
[2]   State - Missing Rate Lock
[2]   State - Missing Application Disclosure
[2]   State - Missing Freedom to Choose / Anti-Coercion Disclosure
												XXXX	10/XX/2006	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310868	XXX	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application [3] FHA Case Number Assignment Missing [2] Combined Orig LTV >100%	Case Query results are not provided to indicate if UFMIP was paid, FHA loan, missing MIC.	3	[3] Initial TIL Missing
[3]   TIL Missing
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Notice to Purchaser-Mortgagor
[2]   State - Missing Anti-Coercion Notice
[2]   State - Missing Pre-Application Dislcosure
[2]   Initial GFE Missing
										NO		XXXX	12/XX/2009	Purchase	Owner Occ	XXXX	XXXX		B	B
147309834	XXX	XXX	3	3	[3] Initial Application Unsigned		2	[2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure				XXXX	4/XX/2007	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310873	XXX	XXX	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				XXXX	2/XX/2004	Cashout Refi	Owner Occ				B	B
147310886	XXX	XXX	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Commitment Letter
												XXXX	4/XX/2009	Rate/Term Refi	Owner Occ	XXXX	XXXX		B	B
147310841	XXX	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] State - Missing Appraisal Notice [2] State - Missing Private Mortgage Insurance Notice [2] State - Missing Notice to Mortgage Applicants / Legal Representation Notice				XXXX	2/XX/2001	Purchase	Owner Occ	XXXX	XXXX		B	B
147310879	XXX	XXX	3	3	[3] Credit Report Missing [3] MI Missing	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Affiliated Business Doc Missing
[2]   State - Missing Attorney Disclosure
[2]   Increase in 10% tolerance fees exceeds 10%
[2]   GFE Other Settlement Charges Good Through Date < 10 business days from GFE Date
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate: homeowner's insurance charges from final GFE dated 3/XX/2011 reflects $XXXX; however GFE column of comparison reflects $0 for homeowner's insurance.
GFE1 dated 3/XX/2011 Important Dates Section, Other Settlement Charges Good Through Date is 3/XX/2011, which is less than the 10 business days required.
HUD 10% tolerance fees increased more than allowed: Total fees subject to 10% tolerance were disclosed from most recent GFE dated 3/XX/2011 in the amount of $XXXX and the total collected was $XXXX, resulting in an increase of $XXXX or XXXX%.
												XXXX	4/XX/2011	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310874	XXX	XXX	3	3	[3] Credit Report Incomplete	File has supplemental credit report but does not show credit scores or full credit.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				XXXX	7/XX/1995	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310867	XXX	XXX	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Notice [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing		NO		XXXX	7/XX/1998	Purchase	Owner Occ	XXXX	XXXX		B	B
147310881	XXX	XXX	3	1	3	[3] APR Tolerance UnderDisclosed 0.125
[3]   Finance Charge underdisclosed >$100 for Purchase
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Interest Rate Disclsoure
[2]   State - Pre-Application Disclosure Statement
[2]   State - Missing Insurance Escrow Account Disclosure Statement
[2]   State - Missing Tax Escrow Account Designation
[2]   State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment
[2]   State - Missing Affidavit of Compliance / Smoke Alarm
[2]   State - Missing  Borrower's Choice of Attorney Disclosure
[2]   Initial GFE Missing
[2]   Initial TIL Missing
APR under disclosed by XXXX which exceeds the .125 tolerance.
Finance charges under disclosed by $XXXX which exceeds the $100.00 tolerance for purchase transactions. TIL itemization disclosed a lender credit in the amount of $XXXX, however, the credit is not itemized and is not reflecting on the final HUD-1, therefore, excluded from the finance charge calculation.
											APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	XXXX	10/XX/2005	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310877	XXX	XXX	3	3	[3] Final Application Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application	Case Query results provided do not indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] Credit Score Disclosure Not Present
[2]   State - Missing Borrower's Bill of Rights
[2]   State - Missing Consumer Caution and Counseling Disclosure
[2]   Comparison of GFE and HUD-1 Charges Not Accurate
Comparison of GFE & HUD fees inaccurate; Final GFE dated 04/XX/2010 reflects Government recording $XXXX and UFMIP $XXXX; however GFE column of comparison reflects Government recording $XXXX and UFMIP $XXXX.
												XXXX	4/XX/2010	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147310506	XXX	XXX	3	3	[3] MI Missing [3] Missing Initial Application	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				XXXX	9/XX/2008	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	A	A
147311644	XXX	XXX	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				XXXX	4/XX/2005	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	A	A
147311941	XXX	XXX	3	3	[3] MI Missing	Case Query results provided indicate UFMIP was paid, FHA loan, missing MIC.	3	[3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [2] GFE2 Reason(s) for any other revision(s) not documented [2] Comparison of GFE and HUD-1 Charges Not Accurate	Comparison of GFE & HUD fees inaccurate; Final GFE dated 06/XX/2010 reflects Origination Fees $XXXX, Credit for interest reate $(XXXX), and Escrow fees $XXXX; however GFE column of comparison reflects Origination Fees $XXXX, Credit for interest reate $(XXXX), and Escrow fees $XXXX
GFE2 dated 06/XX/2010 reflects an undocumented change in loan amount from $XXXX to $XXXX.
No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 06/XX/2010 of $XXXX but final HUD discloses a charge of $XXXX.
												XXXX	7/XX/2010	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B
147311885	XXX	XXX	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				XXXX	12/XX/2006	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311287	XXX	XXX	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [2] Affiliated Business Doc Missing [2] State - Missing Domestic Partnership Affidavit [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $XXXX which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	XXXX	3/XX/2005	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311279	XXX	XXX	3	3	[3] Missing Initial Application		2	[2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				XXXX	3/XX/2005	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311290	XXX	XXX	2	1			2	[2] State - Missing Hazard Insurance Disclosure [2] State - Missing Interim Interest Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				XXXX	12/XX/2007	Rate/Term Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311288	XXX	XXX	3	3	[3] Missing Initial Application		2	[2] State - Missing Commitment Letter [2] State - Missing Rate Lock [2] State - Missing Application Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				XXXX	12/XX/2007	Cashout Refi	Owner Occ	XXXX	XXXX		B	B
147311289	XXX	XXX	3	3	[3] Missing Initial Application	2	[2] State - Missing Anti-Coercion Notice
[2]   State - Missing Disclosure of Terms of Mortgage Application
[2]   State - Missing Domestic Partnership Addendum to Uniform Residential Loan Application
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing NMLS Unique Identifier # and XXXX CLA mortgage loan originator’s license number on the application
[2]   State - Missing Oral Agreement Notice
[2]   State - Missing Notice of Right to Cancel Private Mortgage Insurance
[2]   Initial GFE Missing
[2]   Initial TIL Missing
												XXXX	7/XX/2008	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311285	XXX	XXX	3	3	[3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				XXXX	4/XX/2008	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311291	XXX	XXX	3	3	[3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				XXXX	12/XX/2005	Cashout Refi	Owner Occ	XXXX	XXXX		B	B
147311280	XXX	XXX	3	3	[3] Missing Initial Application [2] Manufactured House	3	[3] State Late Charge Not Standard
[2]   State - Missing XXXX Finance Agreement
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Net Tangible Benefit Worksheet
[2]   State - Missing XXXX Notice of Housing Counseling and Services disclosure
[2]   Credit Score Disclosure Not Present
									Late charge fee of XXXX% exceeds the max allowed of 5% for the state XXXX.			XXXX	10/XX/2008	Cashout Refi	Investment Property	XXXX	XXXX	XXXX	C	C
147311282	XXX	XXX	3	3	[3] Appraisal Missing [3] Missing Initial Application	2	[2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing Insurance Disclosure
[2]   State - Missing XXXX Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Optional Credit Insurance Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
[2]   Initial TIL Missing
												XXXX	8/XX/2005	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311283	XXX	XXX	3	3	[3] Missing Initial Application	2	[2] Credit Score Disclosure Not Present
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   State - Missing  Freedom to Choose Insurance Provider disclosure
[2]   State - Missing Notice to Borrower/Prospective Borrower / Homeowner Protection Notice
[2]   State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
												XXXX	10/XX/2006	Rate/Term Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311284	XXX	XXX	3	3	[3] Missing Initial Application [2] Manufactured (Double-Wide)		2	[2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercionn Notice [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				XXXX	12/XX/2007	Cashout Refi	Owner Occ	XXXX	XXXX		B	B
147311580	XXX	XXX	3	3	[3] Missing Initial Application	2	[2] Credit Score Disclosure Not Present
[2]   Affiliated Business Doc Missing
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing Broker Agreement / Mortgage Loan Origination Agreement
[2]   State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note
[2]   HMDA-reportable rate spread (1/1/04-10/1/09)
[2]   Initial GFE Missing
[2]   Initial TIL Missing
												XXXX	6/XX/2006	Cashout Refi	Owner Occ	XXXX	XXXX		B	B
147311929	XXX	XXX	2	1			2	[2] State - Missing Attorney Disclosure [2] State - Missing Insurance Disclosure [2] State - Missing Application Disclosure [2] State - Missing Initial Tax Authorization Notice				XXXX	6/XX/2007	Cashout Refi	Owner Occ	XXXX	XXXX	XXXX	B	B
147311779	XXX	XXX	3	3	[3] Credit Report Missing [3] Missing Initial Application	2	[2] Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer
[2]   State - Missing cautionary notice pursuant to XXXX Code Section 5-19-6(a) on Note
[2]   Initial TIL Missing
												XXXX	4/XX/2007	Purchase	Owner Occ	XXXX	XXXX	XXXX	B	B